Inventories - Summary of Inventories (Parenthetical) (Detail) - Aircraft	Dec. 31, 2020	Dec. 31, 2019
Phenom 300 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	3
Number of aircraft held in inventory as available for sale		1
Phenom 100 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	1
Number of aircraft held in inventory as available for sale	1
Ipanema [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	3	2
Legacy 650 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory		1
Praetor 600 [Member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	2	3
Praetor 500 [Member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	2
Embraer 135 [Member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale	1	2
Embraer 145 [Member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale	2	3
Embraer 195
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	2
Super Tucano
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1
Embraer 190
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale	1